Offerings	May 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	6,000,000
Proposed Maximum Offering Price per Unit	145.115
Maximum Aggregate Offering Price	$ 870,690,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 120,242.29
Offering Note	This Registration Statement on Form S-8 (this "Registration Statement") covers shares of common stock, $0.0001 par value per share ("Common Stock"), of Leidos Holdings, Inc. (the "Registrant") authorized for issuance under the Leidos Holdings, Inc. 2026 Omnibus Incentive Plan (the "Incentive Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction in accordance with the adjustment provisions of the Incentive Plan. The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Registrant's common stock as reported on The New York Stock Exchange on April 28, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	145.115
Maximum Aggregate Offering Price	$ 725,575,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 100,201.91
Offering Note	This Registration Statement covers shares of Common Stock of the Registrant authorized for issuance under the Leidos Holdings, Inc. 2026 Employee Stock Purchase Plan (the "ESPP"). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers any additional shares of Common Stock that may become issuable under the Plans by reason of any stock dividend, stock split, recapitalization or other similar transaction in accordance with the adjustment provisions of the ESPP. The proposed maximum offering price per unit is estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Registrant's common stock as reported on The New York Stock Exchange on April 28, 2026.